Stock-Based Compensation (Details Textual) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director deferred stock ownership plan amount to be credited to deferred stock accounts					50.00%
Share delivery term if elected					5 years
Total stock-based compensation expense	$ 19	$ 30	$ 37	$ 47	$ 100	$ 96	$ 90
Award vesting period					3 years
Percentage of compensation costs recognized								50.00%
Total fair value of stock options, vested					$ 6	12	21
Excess tax benefits from stock options exercised reported in cash flows			38	82	$ 128	43	$ 42
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	6		$ 6
Weighted-average years to be recognized over			1 year 7 months
Total stock-based compensation expense	3	6	$ 9	9
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years		2 years
Award expiration period					10 years			10 years
Employee Stock Option [Member] | Graded Vesting Method [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years			2 years
Employee Stock Option [Member] | Ratable Vest One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of compensation costs recognized					33.33%
Award cost recognition period					12 months			12 months
Employee Stock Option [Member] | Ratable Vest Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of compensation costs recognized					33.33%
Award cost recognition period					24 months			24 months
Employee Stock Option [Member] | Ratable Vest Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award cost recognition period					36 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	92		$ 92
Shares, Granted			0.5
Weighted-average grant-date fair value, Granted			$ 104.62
Weighted-average years to be recognized over			1 year 330 days
Total stock-based compensation expense	$ 16	$ 24	$ 28	$ 38
McGraw Hill Education [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation from discontinued operations					$ 2	$ 10	$ 19
Group of Individuals Transferred to MHE [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense							$ 5